Share-Based Compensation - Additional Information (Detail)	1 Months Ended					3 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 11, 2013	Feb. 25, 2013	Nov. 12, 2012	Oct. 26, 2012	Jan. 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 Maximum USD ($)	Dec. 31, 2010 Maximum USD ($)	Mar. 31, 2013 Minimum USD ($)	Mar. 31, 2013 Restricted Stock Grants To Employees USD ($)	Mar. 31, 2012 Restricted Stock Grants To Employees USD ($)	Dec. 31, 2011 Restricted Stock Grants To Employees USD ($)	Dec. 31, 2012 Restricted Stock Grants To Employees USD ($)	Dec. 31, 2010 Restricted Stock Grants To Employees USD ($)	Jan. 31, 2011 Restricted Stock Grants To Employees Maximum USD ($)	Mar. 31, 2013 Restricted Stock USD ($)	Dec. 31, 2012 Restricted Stock USD ($)	Jan. 31, 2011 Restricted Stock Board Of Directors USD ($)	Dec. 31, 2011 Restricted Stock Board Of Directors USD ($)	Dec. 31, 2012 Restricted Stock Board Of Directors USD ($)	Dec. 31, 2010 Restricted Stock Board Of Directors USD ($)	Mar. 31, 2013 T Bucks Employee Participation Plan USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan USD ($)	Dec. 31, 2012 T Bucks Employee Participation Plan ZAR	Dec. 31, 2011 T Bucks Employee Participation Plan USD ($)	Mar. 31, 2013 Tronox Limited Management Equity Incentive Plan Class A common stock	Mar. 11, 2013 Tronox Limited Management Equity Incentive Plan Class A common stock USD ($)	Feb. 25, 2013 Tronox Limited Management Equity Incentive Plan Class A common stock USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Class A common stock	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan Class A common stock USD ($)	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan Class A common stock USD ($)	Mar. 31, 2013 Tronox Limited Management Equity Incentive Plan Restricted Stock USD ($)	Mar. 31, 2012 Tronox Limited Management Equity Incentive Plan Restricted Stock USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Restricted Stock USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan Restricted Stock USD ($)	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Restricted Stock Successor USD ($)	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan Restricted Stock Successor USD ($)	Mar. 31, 2013 Tronox Limited Management Equity Incentive Plan Restricted Stock Board Of Directors	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Restricted Stock Board Of Directors	Mar. 31, 2013 Tronox Limited Management Equity Incentive Plan Restricted Stock Employees	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Stock Options	Mar. 11, 2013 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Feb. 25, 2013 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Nov. 12, 2012 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Oct. 26, 2012 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Dec. 31, 2012 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Dec. 31, 2011 Tronox Limited Management Equity Incentive Plan Stock Options Successor	Mar. 31, 2013 Tronox Incorporated Management Equity Incentive Plan	Mar. 31, 2012 Tronox Incorporated Management Equity Incentive Plan Successor	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan Successor USD ($)	Dec. 31, 2011 Tronox Incorporated Management Equity Incentive Plan Successor USD ($)	Dec. 31, 2012 Tronox Incorporated Management Equity Incentive Plan Restricted Stock Successor
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense					$ 0	$ 2,000,000	$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 6,000,000	$ 14,000,000	$ 29,000,000	$ 1,000,000	$ 1,000,000			$ 0	$ 2,000,000	$ 0	$ 0
Unrecognized compensation expense																		54,000,000	30,000,000
Recognition of unrecognized compensation expense, weighted average period																		3 years	3 years
Number of shares, awards granted																												12,781,225			12,781,225																				1,200,000	1,200,000
Shares, granted																																		780,640	50,415	341,755		376,495		71,732	34,740	708,908									50,415	52,915
Options granted to employees to purchase Class A Shares	8,238	1,545,662	711	88,233
Options vesting period						3 years		3 years
Fair market value and exercise price																													$ 21.49	$ 19.09		$ 18.72	$ 20.64
Risk-free interest rate																																												1.19%	1.04%	0.87%	1.02%
Compensation expense																								1,000,000	1,000,000
Compensation expense																								548,234	548,234	548,234								1,504,410	1,167,245	761,065	1,177,995	761,065					528,759										1,177,995
Shares granted																									$ 25.79									$ 20.70	$ 28.26	$ 20.62	$ 21.48	$ 20.62															$ 22.01
LTlP plan liability						3,000,000		8,000,000
Number of restricted stock vested																																																						748,980
Number of shares, awards granted																																																517,330		517,330
Amount of employer fund for trust																									15,000,000	124,000,000
Capital contribution per participant																										75,000
Shares acquired by the Trust																									548,234	548,234